Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024		Jul. 31, 2025	Jul. 31, 2024		Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	$ 1,041	$ 1,398	$ 1,052	[1]	$ 3,601	$ 3,021	[1]
Allowance for credit losses for other financial assets	$ 189		$ 278		189	278		$ 200
Other Assets And Reversal of Impairment Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Reversal of impairment loss					(14)	(10)
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses					$ 3,601	$ 3,021

[1]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.